Income Taxes (Detail Textuals) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Operating Loss Carryforwards [Line Items]
Foreign withholding taxes	$ 100,000	$ 535,858
Research and development tax credit carryforwards	757,701	5,979,964
Foreign tax credit carryforwards	2,257,309	2,602,949
Increased in valuation allowance	14,000,000	21,300,000
New Jersey
Operating Loss Carryforwards [Line Items]
Receive cash from sale of net operating losses		$ 700,000
Net operating losses	37,000,000
Federal
Operating Loss Carryforwards [Line Items]
Net operating losses	99,800,000
Research and development tax credit carryforwards	800,000
Foreign tax credit carryforwards	2,300,000
Foreign tax credit carryforward included in unrecognized tax benefit	1,800,000
State
Operating Loss Carryforwards [Line Items]
Research and development tax credit carryforwards	$ 800,000